UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Item 1: Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.5%)
Pennsylvania (97.0%)
1 Abington PA School District GO TOB VRDO	0.190%	9/7/11 LOC	14,920	14,920
Allegheny County PA GO VRDO	0.200%	9/7/11 LOC	14,455	14,455
Allegheny County PA GO VRDO	0.200%	9/7/11 LOC	37,290	37,290
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.110%	9/1/11	99,020	99,020
Allegheny County PA Higher Education Building
Authority University Revenue (Point Park
University) VRDO	0.210%	9/7/11 LOC	15,300	15,300
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	5/15/12	1,000	1,025
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.210%	9/7/11	72,395	72,395
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) VRDO	0.160%	9/7/11 LOC	38,600	38,600
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) PUT	0.500%	7/1/12	6,750	6,750
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(Metropolitan Edison Co. Project) VRDO	0.180%	9/7/11 LOC	10,000	10,000
Berks County PA Industrial Development
Authority Revenue (Kutztown University)
VRDO	0.190%	9/7/11 LOC	13,040	13,040
2 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
PUT	0.380%	1/19/12	10,250	10,250
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.220%	9/7/11	98,990	98,990
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.220%	9/7/11	9,750	9,750
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
VRDO	0.200%	9/7/11	23,600	23,600
1 Bethlehem PA Area School District GO TOB
VRDO	0.210%	9/7/11 LOC	6,990	6,990
1 Blackrock Muniyield PA Quality Fund VRDP
VRDO	0.380%	9/7/11 LOC	15,300	15,300
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.190%	9/7/11 LOC	40,935	40,935
Butler County PA General Authority Revenue
(Hampton Township School District Project)
VRDO	0.240%	9/7/11 (4)	20,425	20,425

Cambria County PA Industrial Development
Authority Revenue (American National Red
Cross) VRDO	0.160%	9/7/11 LOC	16,145	16,145
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,550	1,589
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,725	1,768
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,820	1,865
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,635	1,676
Chambersburg PA Authority Revenue (Wilson
College Project) VRDO	0.300%	9/7/11 LOC	31,180	31,180
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)
VRDO	0.180%	9/7/11 LOC	8,900	8,900
1 Chester County PA Industrial Development
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.260%	9/7/11 (13)	15,935	15,935
Dauphin County PA General Authority Hospital
Revenue (Reading Hospital & Medical Center
Project) VRDO	0.180%	9/7/11	6,205	6,205
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group) VRDO	0.170%	9/7/11 LOC	10,855	10,855
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.130%	9/7/11	29,545	29,545
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.100%	9/1/11	14,700	14,700
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Electric Capital Corp.)
VRDO	0.150%	9/7/11	11,630	11,630
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Electric Capital Corp.)
VRDO	0.150%	9/7/11	7,395	7,395
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Electric Capital Corp.)
VRDO	0.150%	9/7/11	29,900	29,900
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.260%	9/7/11 (13)	2,515	2,515
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery)
VRDO	0.150%	9/7/11	7,955	7,955
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery)
VRDO	0.150%	9/7/11	17,350	17,350
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery)
VRDO	0.150%	9/7/11	4,910	4,910
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.160%	9/7/11	21,675	21,675
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.160%	9/7/11	20,000	20,000

Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.160%	9/7/11	14,900	14,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.180%	9/7/11 LOC	6,100	6,100
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.270%	9/7/11 LOC	5,300	5,300
1 Downingtown PA Area School District GO TOB
VRDO	0.210%	9/7/11	8,500	8,500
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/11 LOC	4,985	4,985
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/11 LOC	16,600	16,600
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/11 LOC	9,600	9,600
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/11 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/11 LOC	4,800	4,800
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/11 LOC	4,000	4,000
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/11 LOC	15,000	15,000
Emmaus PA General Authority Revenue VRDO	0.190%	9/7/11 LOC	90,700	90,700
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation) VRDO	0.110%	9/1/11 LOC	2,420	2,420
Fayette County PA Hospital Authority Revenue
(Fayette Regional Health System) VRDO	0.180%	9/7/11 LOC	14,200	14,200
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.080%	9/1/11	7,650	7,650
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.090%	9/1/11	12,715	12,715
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.210%	9/7/11	3,450	3,450
Haverford Township PA School District GO
VRDO	0.210%	9/7/11 LOC	5,000	5,000
Lancaster County PA Convention Center
Authority Revenue (Hotel Room Rental Tax)
VRDO	0.190%	9/7/11 LOC	1,500	1,500
Lancaster County PA Convention Center
Authority Revenue (Hotel Room Rental Tax)
VRDO	0.190%	9/7/11 LOC	39,670	39,670
Lancaster County PA Hospital Authority
Revenue (Masonic Homes Project) VRDO	0.120%	9/1/11 LOC	6,150	6,150
Lehigh County PA General Purpose Hospital
Authority Revenue (Good Shephard Group)
VRDO	0.190%	9/7/11 LOC	10,625	10,625
Lehigh County PA General Purpose Hospital
Authority Revenue (Muhlenberg College)
VRDO	0.300%	9/7/11 LOC	28,755	28,755
Lower Merion PA School District GO VRDO	0.170%	9/7/11 LOC	11,490	11,490
Lower Merion PA School District GO VRDO	0.170%	9/7/11 LOC	6,200	6,200
1 Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.) TOB
VRDO	0.270%	9/7/11 (13)	5,000	5,000
Manheim Township PA School District GO
VRDO	0.230%	9/7/11 (4)	11,770	11,770
Montgomery County PA Industrial Development
Authority Revenue (Friends' Central School
Project) VRDO	0.190%	9/7/11 LOC	2,615	2,615

1 Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)TOB VRDO	0.220%	9/7/11	11,090	11,090
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue (Providence
Point Project) VRDO	0.170%	9/7/11 LOC	59,425	59,425
1 Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) TOB VRDO	0.200%	9/7/11	17,600	17,600
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.190%	9/7/11	19,290	19,290
1 Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) TOB VRDO	0.200%	9/7/11 LOC	21,365	21,365
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.190%	9/7/11	20,650	20,650
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.380%	9/7/11 LOC	25,000	25,000
1 Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) TOB VRDO 0.200%		9/7/11 LOC	9,995	9,995
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PSEG
Power LLC Project) VRDO	0.170%	9/7/11 LOC	28,000	28,000
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	0.220%	9/7/11 LOC	5,000	5,000
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO 0.210%		9/7/11 (13)	9,900	9,900
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO 0.300%		9/7/11	7,495	7,495
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Waste
Management) TOB VRDO	0.200%	9/7/11	9,995	9,995
Pennsylvania GO	5.000%	10/1/11	3,250	3,262
Pennsylvania GO	5.000%	10/1/11	1,300	1,305
Pennsylvania GO	5.000%	11/1/11	1,250	1,260
Pennsylvania GO	5.000%	1/1/12	3,500	3,555
Pennsylvania GO	5.250%	2/1/12	1,075	1,097
Pennsylvania GO	5.000%	2/15/12	20,525	20,954
Pennsylvania GO	5.000%	2/15/12	9,865	10,073
Pennsylvania GO	5.000%	7/1/12	5,350	5,561
Pennsylvania GO	5.000%	7/15/12	5,050	5,259
Pennsylvania GO	5.000%	9/1/12	7,130	7,467
1 Pennsylvania GO TOB VRDO	0.210%	9/7/11	11,480	11,480
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College) PUT 0.430%		2/2/12	7,500	7,500
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) TOB
VRDO	0.200%	9/7/11 LOC	7,450	7,450
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO 0.120%		9/1/11 LOC	3,325	3,325

1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.210%	9/7/11 LOC	11,995	11,995
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
VRDO	0.190%	9/7/11 LOC	46,295	46,295
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	3.000%	6/15/12	3,060	3,125
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)
VRDO	0.150%	9/7/11 LOC	8,700	8,700
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.200%	9/7/11	5,000	5,000
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.270%	9/7/11	4,855	4,855
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.150%	9/7/11 LOC	11,700	11,700
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.150%	9/7/11 LOC	8,850	8,850
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.150%	9/7/11 LOC	12,715	12,715
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.150%	9/7/11 LOC	10,000	10,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.160%	9/7/11 LOC	15,190	15,190
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.160%	9/7/11	10,000	10,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.160%	9/7/11	9,675	9,675
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.160%	9/7/11 LOC	21,800	21,800
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.160%	9/7/11 LOC	27,395	27,395
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.170%	9/7/11 LOC	5,320	5,320
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.170%	9/7/11	45,000	45,000
Pennsylvania Infrastructure & Investment
Authority CP	0.100%	9/7/11 LOC	15,000	15,000
Pennsylvania Infrastructure & Investment
Authority CP	0.120%	9/8/11 LOC	20,000	20,000
Pennsylvania Infrastructure & Investment
Authority CP	0.280%	10/17/11 LOC	15,000	15,000
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.210%	9/7/11	5,050	5,050
Pennsylvania State University Revenue PUT	0.300%	6/1/12	17,850	17,850
1 Pennsylvania State University Revenue TOB
VRDO	0.200%	9/7/11 LOC	48,960	48,960
1 Pennsylvania State University Revenue TOB
VRDO	0.210%	9/7/11	5,500	5,500
1 Pennsylvania State University Revenue TOB
VRDO	0.210%	9/7/11	6,095	6,095
Pennsylvania State University Revenue VRDO	0.180%	9/7/11	28,350	28,350

2 Pennsylvania Turnpike Commission Revenue	0.730%	12/1/11	3,000	3,002
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.210%	9/7/11 LOC	15,000	15,000
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.310%	9/7/11 (12)	4,325	4,325
1 Pennsylvania Turnpike Commission Toll
Revenue TOB VRDO	0.200%	9/7/11 LOC	9,920	9,920
1 Philadelphia PA Airport Revenue TOB VRDO	0.410%	9/7/11 (4)	7,000	7,000
Philadelphia PA Airport Revenue VRDO	0.160%	9/7/11 LOC	68,115	68,115
Philadelphia PA Authority Industrial
Development Lease Revenue	5.500%	10/1/11 (Prere.)	1,000	1,014
1 Philadelphia PA Authority Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.190%	9/7/11 LOC	3,400	3,400
Philadelphia PA Authority Industrial
Development Revenue (Greater Philadelphia
Health Action Project) VRDO	0.330%	9/7/11 LOC	8,635	8,635
Philadelphia PA Authority Industrial
Development Revenue (Inglis House Project)
VRDO	0.210%	9/7/11	10,500	10,500
Philadelphia PA Gas Works Revenue VRDO	0.170%	9/7/11 LOC	12,400	12,400
Philadelphia PA GO VRDO	0.170%	9/7/11 LOC	10,000	10,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.130%	9/1/11	5,400	5,400
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.130%	9/1/11	3,755	3,755
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.130%	9/1/11	10,700	10,700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.130%	9/1/11	17,750	17,750
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.130%	9/1/11	10,800	10,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.130%	9/1/11	1,150	1,150
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.130%	9/1/11	8,645	8,645
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Revenue (Wills Eye
Hospital Project) VRDO	0.200%	9/7/11 LOC	11,115	11,115
1 Philadelphia PA Industrial Development
Authority Lease Revenue (Fox Chase Cancer
Center) TOB VRDO	0.140%	9/1/11 LOC	13,300	13,300

Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.190%	9/7/11 LOC	28,775	28,775
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.190%	9/7/11 LOC	22,145	22,145
Philadelphia PA Industrial Development
Authority Revenue (William Penn Charter
School) VRDO	0.210%	9/7/11 LOC	4,700	4,700
Philadelphia PA School District GO	5.500%	2/1/12 (Prere.)	4,000	4,086
Philadelphia PA School District GO VRDO	0.170%	9/7/11 LOC	21,200	21,200
Philadelphia PA School District GO VRDO	0.190%	9/7/11 LOC	28,700	28,700
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.220%	9/7/11 (13)	45,210	45,210
Philadelphia PA Water & Waste Water Revenue
VRDO	0.170%	9/7/11 LOC	15,970	15,970
Ridley PA School District GO VRDO	0.210%	9/7/11 LOC	10,070	10,070
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.850%	12/1/11 (Prere.)	4,860	4,973
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.875%	12/1/11 (Prere.)	3,840	3,932
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project) VRDO	0.160%	9/7/11 LOC	24,375	24,375
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.210%	9/7/11	9,970	9,970
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.280%	9/7/11	24,200	24,200
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	0.200%	9/7/11	18,135	18,135
Swarthmore Borough Authority PA College
Revenue	5.500%	9/15/11 (ETM)	1,135	1,137
Temple University of the Commonwealth
System of Higher Education Pennsylvania
University Funding Obligation RAN	1.500%	4/4/12	60,000	60,360
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.170%	9/7/11	4,890	4,890
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	6/18/12	30,000	30,400
University of Pittsburgh PA Revenue CP	0.230%	9/1/11	15,300	15,300
University of Pittsburgh PA Revenue CP	0.180%	9/7/11	25,000	25,000
University of Pittsburgh PA Revenue CP	0.170%	11/3/11	8,950	8,950
1 University of Pittsburgh PA Revenue TOB
VRDO	0.200%	9/7/11	5,395	5,395
1 University of Pittsburgh PA Revenue TOB
VRDO	0.210%	9/7/11	6,660	6,660
1 University of Pittsburgh PA Revenue TOB
VRDO	0.220%	9/7/11	6,665	6,665
Upper St. Clair Township PA GO VRDO	0.280%	9/7/11 (4)	26,485	26,485
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	0.210%	9/7/11 LOC	8,860	8,860
West Chester PA Area School District GO	2.000%	11/15/11	1,450	1,455
Wilkes-Barre PA Finance Authority College
Revenue (King's College Project) VRDO	0.210%	9/7/11 LOC	10,320	10,320

York County PA Industrial Development
Authority Revenue (Crescent Industries Inc.
Project) VRDO	0.290%	9/7/11 LOC	4,015	4,015
				2,636,655
Puerto Rico (3.5%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/12 (Prere.)	2,000	2,099
1 Puerto Rico GO TOB VRDO	0.140%	9/1/11 LOC	10,600	10,600
1 Puerto Rico Housing Finance Authority Revenue
TOB VRDO	0.210%	9/7/11	9,260	9,260
1 Puerto Rico Industrial Medical & Environmental
Pollution Control Facilities Financing Authority
Revenue (Abbott Laboratories Project) PUT	0.950%	3/1/12	8,280	8,280
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,500	3,573
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	14,750	15,053
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.210%	9/7/11 LOC	1,710	1,710
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.210%	9/7/11 LOC	1,410	1,410
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.210%	9/7/11 LOC	1,680	1,680
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.260%	9/7/11	29,100	29,100
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.310%	9/7/11	11,555	11,555
				94,320
Total Tax-Exempt Municipal Bonds (Cost $2,730,975)				2,730,975
Total Investments (100.5%) (Cost $2,730,975)				2,730,975
Other Assets and Liabilities-Net (-0.5%)				(12,443)
Net Assets (100%)				2,718,532

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $684,125,000, representing 25.2% of net assets.
2 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.

Pennsylvania Tax-Exempt Money Market Fund

(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2011, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
Pennsylvania (97.4%)
Abington PA School District GO	5.000%	4/1/32 (4)	1,495	1,546
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,645	2,798
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,000	2,116
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,880	3,046
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	3,725	3,940
Allegheny County PA GO	5.375%	11/1/16 (14)	4,100	4,291
Allegheny County PA GO	5.375%	11/1/17 (14)	3,600	3,764
1 Allegheny County PA GO	5.000%	11/1/22	2,425	2,646
1 Allegheny County PA GO	5.000%	11/1/23	2,570	2,792
Allegheny County PA GO	5.000%	11/1/29	4,000	4,016
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University)	5.125%	3/1/32	3,000	3,011
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.110%	9/1/11	2,400	2,400
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.250%	3/1/26	4,005	4,306
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/28	1,940	2,087
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,700	1,814
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	770	814
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/13	2,000	2,150
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/14	1,500	1,661
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	25,000	27,858
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/15	2,000	2,265
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	7,000	8,047
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/18	7,000	7,457
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/23 (14)	5,745	6,965

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/26 (14)	4,625	5,452
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/27 (14)	9,325	10,966
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,000	4,169
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,800	11,160
2 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.210%	9/7/11	4,700	4,700
Allegheny County PA Industrial Development
Authority Revenue (University of Pittsburgh
Medical Center Children's Hospital) VRDO	0.270%	9/7/11 LOC	5,000	5,000
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,285
Allegheny County PA Sanitation Authority Sewer
Revenue	5.375%	12/1/16 (14)	3,545	3,613
Allegheny County PA Sanitation Authority Sewer
Revenue	5.500%	12/1/16 (ETM)	11,295	12,597
Allegheny County PA Sanitation Authority Sewer
Revenue	5.375%	12/1/18 (14)	15,000	15,262
1 Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/19 (4)	3,250	3,734
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	12/1/24 (14)	6,000	6,330
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/26 (4)	4,925	5,326
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/30 (4)	3,500	3,754
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	12/1/32 (14)	12,000	12,282
Annville Cleona PA School District GO	6.000%	3/1/28 (4)	1,500	1,612
Annville Cleona PA School District GO	6.000%	3/1/31 (4)	2,475	2,637
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp.
Project) PUT	3.000%	4/2/12	7,000	7,059
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp.
Project) VRDO	0.150%	9/7/11 LOC	10,600	10,600
Bensalem Township PA School District GO	5.250%	6/15/24 (14)	3,700	4,051
Berks County PA GO	0.000%	11/15/13 (14)	7,250	7,102
Berks County PA GO	0.000%	11/15/14 (14)	8,615	8,272
Berks County PA GO	0.000%	11/15/15 (14)	6,250	5,883
Berks County PA Municipal Authority Hospital
Revenue (Reading Hospital & Medical Center
Project)	5.700%	10/1/14 (14)	3,160	3,361
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	3,707
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	4,882
Bethlehem PA Area School District GO	5.375%	3/15/12 (Prere.)	7,500	7,711

Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	4,480	4,847
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	6.000%	11/15/39	13,500	13,643
Bristol Borough PA School District GO	5.250%	9/1/15 (Prere.)	3,635	4,295
Bucks County PA Industrial Development
Authority Revenue (Pennswood Village
Project)	6.000%	10/1/12 (Prere.)	2,600	2,780
Catholic Health East Pennsylvania Health
Systems Revenue	5.375%	11/15/14 (Prere.)	3,000	3,428
Catholic Health East Pennsylvania Health
Systems Revenue	5.500%	11/15/14 (Prere.)	1,400	1,605
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,000	7,335
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,043
Central Bucks PA School District GO	5.000%	5/15/18 (Prere.)	11,750	14,404
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/41	1,750	1,818
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/46	5,000	5,432
Chambersburg PA Area School District GO	5.250%	3/1/29 (14)	3,805	4,001
Chambersburg PA Area School District GO	5.250%	2/1/37	2,535	2,645
Chester County PA GO	5.000%	7/15/26	4,345	4,768
3 Chester County PA GO	5.000%	7/15/27	5,000	5,456
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,449
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	2,780
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	30,675
Chester County PA School Authority Revenue	5.000%	4/1/23 (2)	2,670	2,815
Chester County PA School Authority Revenue	5.000%	4/1/24 (2)	1,000	1,048
Chester County PA School Authority Revenue	5.000%	4/1/26 (2)	1,575	1,634
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	4,234
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	5,276
Coatesville PA School District GO	5.250%	8/15/14 (Prere.)	6,645	7,579
Commonwealth Financing Authority
Pennsylvania Revenue	5.250%	6/1/23 (14)	13,535	14,417
Cumberland County PA Municipal Authority
Retirement Community Revenue (Wesley
Affiliated Services Inc.)	7.250%	1/1/13 (Prere.)	7,360	8,099
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/27	2,700	2,540
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/36	6,750	5,954
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	2,000	2,050
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	5,586

Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.500%	8/15/28 (ETM)	9,415	12,088
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	15,000	15,277
Dauphin County PA General Authority Hospital
Revenue (Western Pennsylvania Hospital
Project)	5.500%	7/1/13 (ETM)	2,160	2,288
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group)	5.300%	12/1/27	8,905	8,228
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,000	4,297
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/24 (14)	4,000	4,208
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,085
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,070
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	646
Delaware County PA GO	5.000%	10/1/13	2,900	3,179
Delaware County PA GO	5.000%	10/1/14	3,905	4,440
Delaware County PA GO	5.000%	10/1/16	3,240	3,878
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.100%	9/1/11	8,800	8,800
Delaware County PA Industrial Development
Authority Pollution Control Revenue (PECO
Energy Co. Project)	4.000%	12/1/12	13,000	13,481
Delaware County PA Regional Water Quality
Control Authority Revenue	5.500%	11/1/11 (Prere.)	2,405	2,426
Delaware County PA Regional Water Quality
Control Authority Revenue	5.500%	11/1/11 (Prere.)	2,685	2,709
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/19 (14)	1,645	1,848
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	4,835	5,779
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/20 (14)	1,735	1,950
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/20 (14)	5,105	6,102
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/21 (14)	1,825	2,051
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/22 (14)	1,920	2,127
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/23 (14)	2,020	2,214
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.700%	1/1/23 (4)	8,345	8,360
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	10,302
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.180%	9/7/11 LOC	5,800	5,800
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.180%	9/7/11 LOC	1,700	1,700

Downingtown PA Area School District GO	5.000%	11/1/18	4,750	5,797
Doylestown PA Hospital Authority Hospital
Revenue	5.000%	7/1/20 (12)	5,060	5,374
Doylestown PA Hospital Authority Hospital
Revenue	5.000%	7/1/21 (12)	3,000	3,164
Doylestown PA Hospital Authority Hospital
Revenue	5.000%	7/1/22 (12)	3,455	3,600
East Stroudsburg PA Area School District GO	5.000%	9/1/29 (4)	7,085	7,471
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/11 LOC	5,850	5,850
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/11 LOC	4,300	4,300
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	6,491
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	7,000	6,980
Erie PA School District GO	0.000%	5/1/16 (ETM)	3,175	2,985
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,500	17,304
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.125%	6/1/34	5,000	5,156
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.250%	6/1/39	20,735	21,372
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.080%	9/1/11	2,200	2,200
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.090%	9/1/11	6,200	6,200
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.130%	9/1/11	2,600	2,600
2 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.210%	9/7/11	5,225	5,225
Hazleton PA Area School District GO	5.750%	3/1/12 (14)	1,420	1,457
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	18,245	20,125
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	3,724
Hazleton PA Area School District GO	0.000%	3/1/22 (14)	5,265	3,337
Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (Prere.)	5,030	5,916
Indiana County PA Industrial Development
Authority Pollution Control Revenue (New
York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,110
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	2,000
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,792
Lake Lehman PA School District GO	0.000%	4/1/14 (14)	1,290	1,230
Lake Lehman PA School District GO	0.000%	4/1/15 (14)	1,295	1,201
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,170
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,115
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	806
Lancaster County PA GO	5.500%	11/1/16 (14)	1,025	1,057
Lancaster County PA GO	5.500%	11/1/17 (14)	1,060	1,094
Lancaster County PA GO	5.500%	11/1/18 (14)	1,120	1,155
Lancaster County PA GO	5.500%	11/1/19 (14)	1,175	1,212
Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General
Hospital) VRDO	0.160%	9/1/11 LOC	11,545	11,545

Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	3/15/26	4,955	5,151
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	3/15/36	12,370	12,388
Lancaster County PA Hospital Authority
Revenue (Willow Valley Retirement Project)	5.875%	6/1/21	1,000	1,004
Lancaster County PA Hospital Authority
Revenue (Willow Valley Retirement Project)	5.875%	6/1/31	6,000	6,006
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/22	1,135	1,223
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/27	2,775	2,897
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/37	4,000	4,113
Latrobe PA Industrial Development Authority
College Revenue (St. Vincent College Project)	5.600%	5/1/21	1,635	1,653
Latrobe PA Industrial Development Authority
College Revenue (St. Vincent College Project)	5.700%	5/1/31	2,165	2,178
Lebanon County PA Health Facilities Authority
Health Center Revenue (Good Samaritan
Hospital Project)	6.000%	11/15/35	10,500	8,712
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.375%	7/1/14 (4)	900	912
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	7.000%	7/1/16 (14)	3,360	3,845
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/35 (4)	10,000	10,103
Lehigh County PA Industrial Development
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.750%	2/15/27 (3)	4,360	4,280
Lower Merion PA School District GO	5.000%	9/1/28	7,845	8,548
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,363
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,350
Luzerne County PA GO	0.000%	11/15/12 (Prere.)	2,390	1,770
Luzerne County PA GO	0.000%	11/15/12 (Prere.)	2,360	1,861
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,955
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	10,395
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,753
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	6,917
McKeesport PA Area School District GO	0.000%	10/1/14 (14)	2,040	1,886
McKeesport PA Area School District GO	0.000%	10/1/15 (14)	2,040	1,809
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	3,936
McKeesport PA Area School District GO	0.000%	10/1/18 (ETM)	425	365
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,118
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	1,956

Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.125%	1/1/37	3,000	2,804
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.250%	1/1/43	6,450	6,037
Montgomery County PA GO	5.000%	10/15/28	13,235	14,313
Montgomery County PA GO	5.000%	10/15/31	6,450	6,838
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,000	5,132
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/33	13,545	13,500
Montgomery County PA Higher Education &
Health Authority Revenue (Catholic Health
East)	5.375%	11/15/14 (Prere.)	2,175	2,496
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	5,872
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.250%	1/1/36	17,500	15,364
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/25 (14)	6,500	6,810
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/26 (14)	3,550	3,704
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/27 (14)	3,300	3,427
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.250%	8/1/33	7,000	7,175
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/38	14,415	14,747
Moon Area School District PA GO	5.000%	11/15/28 (4)	5,000	5,378
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	9,280	9,916
Mount Lebanon PA School District GO	5.000%	2/15/34	5,500	5,822
North Pocono PA School District GO	5.000%	3/15/26 (14)	4,035	4,193
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.375%	8/15/28	6,675	6,576
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	2,500	2,382
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	5,000	4,697
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	5.000%	11/15/39	2,595	2,701
Owen J. Roberts School District Pennsylvania
GO	5.500%	8/15/17 (4)	1,495	1,564
Parkland PA School District GO	5.375%	9/1/15 (14)	3,050	3,586
Parkland PA School District GO	5.375%	9/1/16 (14)	2,000	2,408
Pennsbury PA School District GO	5.250%	8/1/24 (4)	9,135	10,016
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co. LLC Project)	7.000%	7/15/39	7,000	7,487

Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,570	5,703
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,500	4,608
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	8,500	8,703
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	7,500	7,383
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,430
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,692
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,544
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	8,975	9,304
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	7,500	7,781
Pennsylvania GO	5.000%	9/1/13	1,200	1,311
Pennsylvania GO	5.000%	2/15/14	4,930	5,480
Pennsylvania GO	5.250%	7/1/15	15,000	17,602
Pennsylvania GO	5.000%	2/15/16	24,420	28,798
Pennsylvania GO	5.000%	3/15/16	11,855	14,013
Pennsylvania GO	5.000%	4/15/16	18,690	22,142
Pennsylvania GO	5.375%	7/1/16 (14)	3,025	3,651
Pennsylvania GO	5.000%	8/1/16	5,000	5,970
Pennsylvania GO	5.000%	5/1/17	30,000	36,070
Pennsylvania GO	5.000%	7/1/17	16,000	19,305
Pennsylvania GO	5.375%	7/1/17	2,800	3,428
Pennsylvania GO	5.000%	8/1/17	10,000	12,086
Pennsylvania GO	5.000%	11/1/17	2,000	2,430
Pennsylvania GO	5.000%	11/1/17 (Prere.)	3,500	4,306
Pennsylvania GO	5.000%	2/15/18	12,745	15,396
Pennsylvania GO	5.000%	5/1/18	41,150	49,896
Pennsylvania GO	5.000%	5/1/19	18,520	22,583
Pennsylvania GO	5.000%	7/1/19	30,000	36,665
Pennsylvania GO	5.375%	7/1/19 (14)	9,915	12,346
Pennsylvania GO	5.000%	7/1/20	6,225	7,573
Pennsylvania GO	5.375%	7/1/21	16,000	20,155
2 Pennsylvania GO TOB VRDO	0.210%	9/7/11	4,900	4,900
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/37 (2)	13,170	13,601
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	5,066
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	9,778

Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.615%	7/1/17 (10)	5,095	4,720
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	9,130
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,382
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,708
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	3,930
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,777
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	5,804
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/39	1,270	1,327
Pennsylvania Higher Educational Facilities
Authority Revenue (Kings College) VRDO	0.210%	9/7/11 LOC	9,200	9,200
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,073
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	3,250	3,028
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.125%	6/1/25	3,500	3,495
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.250%	6/1/32	6,350	6,101
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/31 (10)	10,260	9,621
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/37 (10)	3,500	3,179
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/34	4,000	4,118
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,000	5,029
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.210%	9/7/11 LOC	5,000	5,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/23 (14)	12,200	13,210
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24 (14)	12,680	13,643
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.375%	1/1/13 (Prere.)	4,435	4,719
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39 (2)	9,000	9,039
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/40	1,000	1,026
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/17	3,420	4,130

Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/23	1,130	1,319
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/27	1,285	1,433
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	3,390	3,752
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/29	1,600	1,757
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/30	2,260	2,465
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/41	7,100	7,587
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/24	1,250	1,350
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.250%	8/15/25	2,500	2,707
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/41	4,000	4,236
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	1,375	1,595
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	11/1/28 (10)	4,080	4,217
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/25 (12)	2,285	2,471
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/27 (12)	1,800	1,918
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/37 (12)	5,745	5,923
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/20	2,360	2,421
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/26	1,200	1,222
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.400%	7/15/36	3,000	3,016
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/39	3,000	2,942
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	1,000	1,068
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	3,000	2,709

Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,123
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	1,500	1,513
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/25	2,000	2,092
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.500%	10/1/30	1,500	1,502
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.750%	10/1/39	4,615	4,643
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/12 (Prere.)	575	606
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/17 (2)	7,000	7,314
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (2)	7,630	7,951
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/19 (2)	10,040	10,437
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/20 (2)	4,495	4,659
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/21 (2)	8,130	8,412
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	20,000	22,450
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/20	6,000	7,169
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/21	2,000	2,356
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/22	3,230	3,748
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/27 (4)	12,880	13,391
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	18,305	18,753
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,459
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,332
Pennsylvania State University Revenue	5.000%	9/1/24	3,000	3,305
Pennsylvania State University Revenue	5.000%	9/1/24	10,625	11,620
Pennsylvania State University Revenue	5.250%	8/15/25	5,360	6,617
Pennsylvania State University Revenue	5.000%	3/1/26	3,300	3,684
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,102
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,705
Pennsylvania State University Revenue	5.000%	9/1/29	7,625	8,153
Pennsylvania State University Revenue	5.000%	9/1/34	6,325	6,654
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/13 (Prere.)	6,000	6,623
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,199
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,135
Pennsylvania Turnpike Commission Revenue	3.000%	6/1/12 (12)	2,015	2,050

Pennsylvania Turnpike Commission Revenue	3.000%	6/1/13 (12)	2,500	2,585
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/14 (12)	1,565	1,685
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	11,375	13,251
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	18,254
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/27 (4)	4,000	4,629
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	13,444
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	9,375	10,815
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	17,610	18,815
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/32 (2)	16,000	16,271
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	18,761
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	12,625
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	2,850
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,394
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	8,650	8,513
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	19,595	22,056
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	7,751
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	18,000	18,229
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	48,000	48,667
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	24,231
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	7,319
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	12,000	12,199
Pennsylvania Turnpike Commission Revenue
VRDO	0.180%	9/7/11 (4)	16,200	16,200
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/13	3,260	3,495
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,046
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,345
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,191
Philadelphia PA Airport Revenue	5.000%	6/15/17	1,000	1,148
Philadelphia PA Airport Revenue	5.000%	6/15/19	3,120	3,585
Philadelphia PA Airport Revenue	5.000%	6/15/20	4,670	5,344
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,291
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,426
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,149
Philadelphia PA Gas Works Revenue	5.375%	7/1/14 (4)	4,310	4,323
Philadelphia PA Gas Works Revenue	5.375%	7/1/16 (4)	13,280	15,439
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,000	3,327
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,258
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	11,555	13,620
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	2,944
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,315
Philadelphia PA GO	5.000%	8/1/18 (14)	6,170	6,659
Philadelphia PA GO	5.000%	8/1/19 (14)	7,735	8,257
Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,423
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,518
Philadelphia PA GO	6.000%	8/1/36	7,430	7,953
Philadelphia PA GO	7.125%	7/15/38 (12)	3,500	3,921
Philadelphia PA GO	6.500%	8/1/41	3,785	4,230
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.130%	9/1/11	6,980	6,980

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.130%	9/1/11	3,500	3,500
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.130%	9/1/11	2,600	2,600
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.130%	9/1/11	11,400	11,400
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.130%	9/1/11	4,100	4,100
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.130%	9/1/11	2,800	2,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.130%	9/1/11	2,000	2,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.130%	9/1/11	1,245	1,245
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	5,000	4,583
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,453
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,051
Philadelphia PA Redevelopment Authority
Revenue	5.500%	4/15/15 (14)	3,000	3,091
Philadelphia PA Redevelopment Authority
Revenue	5.500%	4/15/17 (14)	2,255	2,313
Philadelphia PA Redevelopment Authority
Revenue	5.500%	4/15/19 (14)	2,815	2,877
Philadelphia PA Redevelopment Authority
Revenue	5.500%	4/15/20 (14)	2,000	2,041
Philadelphia PA Redevelopment Authority
Revenue	5.500%	4/15/22 (14)	5,275	5,369
Philadelphia PA School District GO	5.250%	2/1/12 (4)	1,000	1,021
Philadelphia PA School District GO	5.500%	2/1/12 (Prere.)	1,800	1,840
Philadelphia PA School District GO	5.500%	2/1/12 (Prere.)	2,500	2,555
Philadelphia PA School District GO	5.500%	2/1/12 (Prere.)	2,000	2,044
Philadelphia PA School District GO	5.500%	2/1/12 (Prere.)	2,000	2,044
Philadelphia PA School District GO	5.500%	2/1/12 (Prere.)	1,000	1,022
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	3,500	3,672
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	1,000	1,049
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	1,000	1,049
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,310
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,195
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,419
Philadelphia PA School District GO	6.000%	9/1/38	20,000	21,441
Philadelphia PA School District GO VRDO	0.190%	9/7/11 LOC	1,000	1,000

Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	10,000	11,428
Philadelphia PA Water & Waste Water Revenue	5.250%	11/1/16 (14)	5,040	5,289
Philadelphia PA Water & Waste Water Revenue	5.250%	11/1/17 (14)	5,460	5,745
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,126
Philadelphia PA Water & Waste Water Revenue	5.375%	11/1/19 (14)	4,155	4,354
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,232
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,265
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,975	10,293
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,218
Pittsburgh PA GO	5.500%	3/1/12 (Prere.)	2,015	2,069
Pittsburgh PA GO	5.500%	9/1/13 (2)	5,635	5,743
Pittsburgh PA GO	5.500%	9/1/14 (2)	6,475	6,821
Pittsburgh PA GO	5.500%	9/1/15 (2)	2,125	2,162
Pittsburgh PA School District GO	5.375%	9/1/14 (4)	1,755	1,972
Pittsburgh PA School District GO	5.500%	9/1/16 (4)	4,000	4,730
Pittsburgh PA School District GO	5.500%	9/1/18 (4)	2,880	3,483
Pittsburgh PA Water & Sewer Authority
Revenue	5.125%	6/1/12 (Prere.)	3,000	3,111
3 Pittsburgh PA Water & Sewer Authority
Revenue	7.250%	9/1/14 (ETM)	10,225	11,197
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (ETM)	1,935	1,008
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	4,258
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/28 (ETM)	1,365	671
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (ETM)	4,725	2,189
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	20,000	6,832
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	3,000	3,126
Radnor Township PA School District GO	5.000%	8/15/15 Prere.)	835	980
Radnor Township PA School District GO	5.000%	2/15/35 (4)	1,665	1,717
Reading PA School District GO	5.000%	1/15/29 (4)	5,000	5,215
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	2,225	2,278
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,480	1,517
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,425	1,461
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,515	1,553
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	2,390	2,450
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,850	1,896
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/13	520	531
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/14	500	510
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/15	530	540
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/16	835	851
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/17	1,725	1,756

Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/18	650	661
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.750%	12/1/21	775	786
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.875%	12/1/31	2,840	2,871
Scranton PA School District GO	5.250%	6/15/27 (10)	2,750	2,916
Scranton PA School District GO	5.250%	6/15/31 (10)	2,375	2,481
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	3,850	3,940
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/30 (4)	5,340	5,527
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/36 (4)	6,500	6,645
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30 (11)	5,000	5,121
Somerset PA Area School District GO	5.000%	3/15/25 (4)	7,090	7,616
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (6)	6,285	6,684
Southcentral Pennsylvania General Authority
Revenue (Well Span Health Obligated Group)	6.000%	6/1/25	20,000	22,342
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,595
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,372
State Public School Building Authority
Pennsylvania School Revenue (Philadelphia
School District Project)	5.250%	6/1/13 (Prere.)	9,280	10,081
Swarthmore Borough Authority PA College
Revenue	5.000%	9/15/30	21,000	22,433
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	6,909
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,509
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	15,641
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/34	10,100	10,953
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.125%	7/1/12 (2)	1,935	1,981
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.250%	7/1/13 (2)	2,035	2,126
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/14 (2)	1,640	1,748
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/15 (2)	2,250	2,451
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.500%	7/1/16 (2)	2,375	2,619
West Chester PA Area School District GO	5.000%	5/15/28 (14)	7,480	7,963
West Cornwall Township PA Municipal Authority
College Revenue (Elizabethtown College
Project)	6.000%	12/15/11 (Prere.)	2,650	2,694

West Cornwall Township PA Municipal Authority
College Revenue (Elizabethtown College
Project)	6.000%	12/15/11 (Prere.)	2,000	2,033
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,200	1,195
Westmoreland County PA Municipal Authority
Revenue	5.250%	8/15/15 (Prere.)	3,490	4,122
Westmoreland County PA Municipal Authority
Revenue	6.125%	7/1/17 (ETM)	6,390	7,472
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/15 (3)	5,000	4,577
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	2,928
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/24 (14)	4,000	2,198
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	1,010	1,031
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,037
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,135
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/37	3,000	2,708
Wyoming PA Area School District GO	5.000%	9/1/26 (14)	2,000	2,101
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,020	5,212
York County PA GO	5.000%	6/1/33 (14)	6,000	6,197
York County PA Solid Waste & Refuse Authority
Revenue	5.500%	12/1/13 (14)	6,750	7,457
York County PA Solid Waste & Refuse Authority
Revenue	5.500%	12/1/14 (14)	4,050	4,624
				2,824,810
Puerto Rico (2.2%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/20	5,300	5,930
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,485
Puerto Rico GO	5.500%	7/1/18 (14)	5,000	5,563
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/19 (14)	16,000	17,925
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/23 (2)	10,000	10,626
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/30 (3)	14,905	4,341
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/31 (3)	28,695	7,660
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	13
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22	4,990	5,347
				62,890
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/12	2,000	2,066
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,750	1,814
				3,880
Total Tax-Exempt Municipal Bonds (Cost $2,795,902)				2,891,580

Total Investments (99.7%) (Cost $2,795,902)	2,891,580
Other Assets and Liabilities-Net (0.3%)	7,633
Net Assets (100%)	2,899,213

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2011.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $14,825,000, representing 0.5% of net assets.
3 Securities with a value of $4,924,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.

Pennsylvania Long-Term Tax-Exempt Fund

(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,891,580	—
Futures Contracts—Assets[1]	34	—	—
Futures Contracts—Liabilities[1]	(36)	—	—
Total	(2)	2,891,580	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Pennsylvania Long-Term Tax-Exempt Fund

				($000)
			Aggregate
		Number of )	Settlement	Unrealized
		Long (Short	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2011	(159)	(35,060)	2
5-Year U.S. Treasury Note	December 2011	271	33,210	11
10-Year U.S. Treasury Note	December 2011	(89)	(11,484)	17

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2011, the cost of investment securities for tax purposes was $2,800,267,000. Net unrealized appreciation of investment securities for tax purposes was $91,313,000, consisting of unrealized gains of $114,964,000 on securities that had risen in value since their purchase and $23,651,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 20, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.